COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
16. COMMITMENTS AND CONTINGENCIES
Commitments
The Company sponsors a 401(k) defined contribution plan covering all eligible U.S. employees. Contributions to the 401(k) plan are discretionary. The Company did not make any matching contributions to the 401(k) plan for the years ended December 30, 2021 and 2020.
During 2020, the Company was awarded a $1,610 grant from the BMGF for the provision and equipping of 20 sites with the Hyperfine portable point-of-care
MRI system to enable the performance of a multi-site study focused on optimizing diagnostic image quality (the “Project”). During 2021, the Company was awarded an additional $3,300 grant from the BMGF, of which $2,500 was received for the provision and equipping of 5 sites and other related deliverables, of which the remaining $800 is to be received by April 2022. The funds are accounted for as restricted cash with an offset to deferred grant revenue. At December 31, 2021 and 2020, the Company has $2,662 and $1,610, respectively, on the combined and consolidated balance sheets. Any grant funds, plus any income, that have not been used for, or committed to, the Project must be returned promptly to the BMGF upon expiration of or termination of the agreement. As of December 31, 2021 and 2020, there were no grant fund amounts that were required to be returned under the provisions of the Project.
Contingencies
The Company does not have any outstanding or ongoing litigation and legal matters where, based on present information, including its assessment of the merits of the particular claims, the Company believes it is reasonably possible that any asserted or unasserted legal claims or proceedings, individually or in aggregate, will have a material adverse effect on its results of operations or financial condition. The ultimate outcome of any legal matter cannot be predicted with certainty.
The Company has indemnification obligations under some agreements that the Company enters into with other parties in the ordinary course of business, including business partners, investors, contractors, and the Company’s officers, directors and certain employees. The Company has agreed to indemnify and defend the indemnified party claims and related losses suffered or incurred by the indemnified party from actual or threatened third-party claim because of the Company’s activities or non-compliance
with certain representations and warranties made
by the Company. It is not possible to determine the maximum potential loss under these indemnification provisions due to the Company’s limited history of prior indemnification claims and the unique facts and circumstances involved in any particular case. To date, losses recorded in the combined and consolidated statements of operations and comprehensive loss in connection with the indemnification provisions have not been material.
The Company agreed to pay $1,000
 to a third party service provider upon the receipt by the Companies’ pre-closing equity holders of any Earn-Out Shares (see Note 3. Business Combination). The Company determined the probability of such payment to be not probable thus no liability was recognized.